INVESTMENT IN SUN SOLAR - EQUITY METHOD (Details) - USD ($)		3 Months Ended
	Jan. 05, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2024
INVESTMENT IN SUN SOLAR - EQUITY METHOD
Issuance of shares for equity method investment		$ 7,125,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sun Solar LLC
INVESTMENT IN SUN SOLAR - EQUITY METHOD
Units issued	1,000,000
Sun Solar LLC | Seller
INVESTMENT IN SUN SOLAR - EQUITY METHOD
Partners ownership percentage	60.00%
Sun Solar LLC
INVESTMENT IN SUN SOLAR - EQUITY METHOD
Number of membership interest	400,000
Ownership Percentage	40.00%	40.00%
Amount of product sales revenue		1,850,000
Issuance of shares for equity method investment	$ 7,125,000
Number of shares of stock issued during the period	468,750
Common stock, par value (in dollars per share)	$ 0.0001
Initial carrying amount of the investment	$ 7,125,000